SUBSEQUENT EVENTS (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended										12 Months Ended				0 Months Ended			1 Months Ended		0 Months Ended				1 Months Ended	12 Months Ended	0 Months Ended				0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Ambow CNY	Dec. 31, 2012 IFC Loan USD ($)	Dec. 31, 2012 IFC Loan CNY	Oct. 24, 2012 IFC Loan USD ($)	Dec. 31, 2012 Taishidian Holding CNY	Dec. 31, 2011 Taishidian Holding CNY	Dec. 31, 2010 Taishidian Holding CNY	Dec. 31, 2012 Loss of control of certain schools CNY	May 01, 2014 CEIHL Scenario forecast CNY	Jun. 30, 2014 Subsequent Event Short-term borrowings CNY	Dec. 31, 2013 Subsequent Event Short-term borrowings CNY	Feb. 28, 2013 Subsequent Event Cooperation dispute on host right of Tongshenghu CNY	Mar. 31, 2013 Subsequent Event Ambow CNY	Apr. 30, 2013 Subsequent Event IFC Loan USD ($)	Apr. 30, 2013 Subsequent Event IFC Loan CNY	May 07, 2014 Subsequent Event IFC Loan CNY	Jun. 12, 2012 Subsequent Event IFC Loan CNY	Apr. 30, 2013 Subsequent Event 21st School CNY	Dec. 31, 2012 Subsequent Event Taishidian Holding Scenario forecast CNY	Jun. 03, 2013 Subsequent Event Class A ordinary shares USD ($)	Jun. 03, 2013 Subsequent Event Class A ordinary shares CNY	Dec. 31, 2013 Subsequent Event Class A ordinary shares USD ($)	Dec. 31, 2013 Subsequent Event Class A ordinary shares CNY	May 05, 2014 Subsequent Event Class A ordinary shares SummitView	May 01, 2014 Subsequent Event CEIHL USD ($)	May 01, 2014 Subsequent Event CEIHL CNY	May 13, 2014 Subsequent Event CEIHL IFC C Loan USD ($)	May 13, 2014 Subsequent Event CEIHL IFC D Loan USD ($)	May 13, 2014 Subsequent Event CEIHL IFC D Loan CNY	May 07, 2014 Subsequent Event CEIHL IFC D Loan USD ($)	May 07, 2014 Subsequent Event CEIHL IFC D Loan CNY	May 07, 2014 Subsequent Event CEIHL IFC D Loan Baring USD ($)	May 07, 2014 Subsequent Event CEIHL IFC D Loan SummitView USD ($)
SUBSEQUENT EVENTS
Number of shares issued and sold																										30,801,128	30,801,128			14,667,203
Total purchase consideration of shares issued and sold					422,913																					$ 21,000	130,823
Amount received for issuance and sale of shares					447,628																					10,000	62,301
Outstanding consideration receivable																												11,000	68,622
Additional term for which control and legal title on 21st School is maintained																								14 years
Total consideration for the disposal																								60,000
Net assets							148,868
Amount due included in accounts receivable and prepaid and other current assets											143,233
Estimated consideration to be received on disposal	10,896	67,885																							110,000
Total net revenue			160,787	188,916							103,382	115,370	102,466	60,535
Net asset		649,787				661,119								110,297
Debt amount to be repaid																				20,000
Debt repaid															83,000					3,000	18,690
Debt outstanding amount																						105,912
Amount of interest associated with prepaid and other current assets disposed		164,680																	161,180
Consideration of interest associated with prepaid and other current assets disposed																			35,000
Allowance recognized of interest associated with prepaid and other current assets disposed							129,680
Short-term borrowings due for repayment																25,000	78,630
Amount of loan								20,000	125,710	20,000													125,710										17,000	13,981	87,103
Amount of loans and funds provided for restructuring plan																															48,000	299,044						5,000	5,000
Voting rights (as a percent)																															50.10%	50.10%
Economic interest (as a percent)																															85.00%	85.00%
Amount assigned to lenders																																				5,000	31,150
Interest rate (as a percent)																																	3.00%	3.00%	3.00%
Term of debt agreement																																	3 years	3 years	3 years
Damage amount sought by plaintiff																		168,000